DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue

Deferred revenue consists of the following:

	As of December 31,
	2011	2012
Current:
Advance from customers	$5,028	$6,179
Incentive offered to customers	1,727	790
Deferred revenue for SI service contracts with remaining PCS period within one year	990	504

	7,745	7,473
Non-current:
Deferred revenue for SI service contractswith remaining PCS period greater than one year	401	255

Total	$8,146	$7,728